Operating Expenses	6 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Operating Expenses

15. OPERATING EXPENSES

The following summarizes the depreciation, amortization, personnel costs, and impairment recognized in operating expenses during the three and six months ended March 31, 2025 and 2024:

	Three months ended March 31,		Six months ended March 31,
	2025	2024*	2025	2024*
Cost of sales	(6,888)	(5,198)	(13,434)	(9,967)
Selling and distribution expenses	(10,658)	(8,520)	(20,783)	(16,486)
General and administrative expenses	(2,557)	(3,368)	(5,004)	(6,803)
Total depreciation	(20,103)	(17,086)	(39,221)	(33,256)

Cost of sales	(54)	(176)	(108)	(323)
Selling and distribution expenses	(6,827)	(6,693)	(13,578)	(13,406)
General and administrative expenses	(328)	(181)	(498)	(399)
Total amortization	(7,209)	(7,050)	(14,184)	(14,128)

Cost of sales	(56,147)	(51,909)	(109,265)	(95,227)
Selling and distribution expenses	(29,663)	(25,512)	(55,993)	(46,546)
General and administrative expenses	(14,785)	(12,125)	(27,524)	(26,103)
Total personnel costs	(100,595)	(89,546)	(192,782)	(167,876)

Selling and distribution expenses	-	-	(99)	-
Total impairment	-	-	(99)	-

*Figures for the three and six months ended March 31, 2024 have been conformed to the current period presentation.

Additionally, Selling and distribution expenses predominantly consists of selling and marketing expenses as well as logistics expenses. Selling and marketing expenses amounted to €37.8 million and €72.3 million during the three and six months ended March 31, 2025, respectively. Selling and marketing expenses were €31.1 million and €60.3 million during the three and six months ended March 31, 2024, respectively. Logistics expenses amounted to €35.1 million and €66.2 million during the three and six months ended March 31, 2025, respectively. Logistics expenses were €35.6 million and €65.3 million during the three and six months ended March 31, 2024.